Regulatory Capital Information (Tables)	12 Months Ended
Dec. 31, 2019
Regulatory Capital Information [Abstract]
Transitional template for regulatory capital RWA and capital ratios [text block table]

Own Funds Template (incl. RWA and capital ratios)

	Dec 31, 2019	Dec 31, 2018
in € m.	CRR/CRD	CRR/CRD
Common Equity Tier 1 (CET 1) capital: instruments and reserves
Capital instruments, related share premium accounts and other reserves	45,780	45,515
Retained earnings	14,814	16,297
Accumulated other comprehensive income (loss), net of tax	537	382
Independently reviewed interim profits net of any foreseeable charge or dividend[1]	(5,390)	0
Other	837	846
Common Equity Tier 1 (CET 1) capital before regulatory adjustments	56,579	63,041

Common Equity Tier 1 (CET 1) capital: regulatory adjustments
Additional value adjustments (negative amount)	(1,738)	(1,504)
Other prudential filters (other than additional value adjustments)	(150)	(329)
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)	(6,515)	(8,566)
Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (negative amount)	(1,126)	(2,758)
Negative amounts resulting from the calculation of expected loss amounts	(259)	(367)
Defined benefit pension fund assets (net of related tax liabilities) (negative amount)	(892)	(1,111)
Direct, indirect and synthetic holdings by an institution of own CET 1 instruments (negative amount)	(15)	(25)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above the 10% / 15 % thresholds and net of eligible short positions) (negative amount)	0	0
Deferred tax assets arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (amount above the 10% / 15 % thresholds) (negative amount)	(319)	0
Other regulatory adjustments[2]	(1,417)	(895)
Total regulatory adjustments to Common Equity Tier 1 (CET 1) capital	(12,430)	(15,555)
Common Equity Tier 1 (CET 1) capital	44,148	47,486

Additional Tier 1 (AT1) capital: instruments
Capital instruments and the related share premium accounts	4,676	4,676
Amount of qualifying items referred to in Art. 484 (4) CRR and the related share premium accounts subject to phase out from AT1	1,813	3,009
Additional Tier 1 (AT1) capital before regulatory adjustments	6,489	7,685

Additional Tier 1 (AT1) capital: regulatory adjustments
Direct, indirect and synthetic holdings by an institution of own AT1 instruments (negative amount)	(91)	(80)
Residual amounts deducted from AT1 capital with regard to deduction from CET 1 capital during the transitional period pursuant to Art. 472 CRR	N/M	N/M
Other regulatory adjustments	0	0
Total regulatory adjustments to Additional Tier 1 (AT1) capital	(91)	(80)
Additional Tier 1 (AT1) capital	6,397	7,604
Tier 1 capital (T1 = CET 1 + AT1)	50,546	55,091

Tier 2 (T2) capital	5,957	6,202
Total capital (TC = T1 + T2)	56,503	61,292
Total risk-weighted assets	324,015	350,432
Capital ratios
Common Equity Tier 1 capital ratio (as a percentage of risk-weighted assets)	13.6	13.6
Tier 1 capital ratio (as a percentage of risk-weighted assets)	15.6	15.7
Total capital ratio (as a percentage of risk-weighted assets)	17.4	17.5

N/M - Not meaningful

1No interim profits to be recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4).

[2]Includes € 0.4 billion capital deduction effective from April 2019 and € 0.3 billion effective from October 2016 based on regular ECB review and € 0.8 billion capital deduction based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme effective from January 2018 onwards.

Reconciliation of Shareholders Equity to Regulatory Capital [text block table]

Reconciliation of shareholders’ equity to regulatory capital

	CRR/CRD
in € m.	Dec 31, 2019	Dec 31, 2018
Total shareholders’ equity per accounting balance sheet	55,857	62,495
Deconsolidation/Consolidation of entities	(116)	(33)
Of which:
Additional paid-in capital	(12)	(12)
Retained earnings	(220)	(150)
Accumulated other comprehensive income (loss), net of tax	116	130
Total shareholders' equity per regulatory balance sheet	55,741	62,462
Minority Interests (amount allowed in consolidated CET 1)	837	846
Accrual for dividend and AT1 coupons[1]	0	(267)
Reversal of deconsolidation/consolidation of the position Accumulated other comprehensive income (loss), net of tax, during transitional period	0	0
Common Equity Tier 1 (CET 1) capital before regulatory adjustments	56,579	63,041
Additional value adjustments	(1,738)	(1,504)
Other prudential filters (other than additional value adjustments)	(150)	(329)
Regulatory adjustments relating to unrealized gains and losses pursuant to Art. 467 and 468 CRR	0	0
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)	(6,515)	(8,566)
Deferred tax assets that rely on future profitability	(1,445)	(2,758)
Defined benefit pension fund assets (net of related tax liabilities) (negative amount)	(892)	(1,111)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities	0	0
Other regulatory adjustments[2]	(1,692)	(1,287)
Common Equity Tier 1 capital	44,148	47,486

[1]No interim profits to be recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4).

[2]€ 0.4 billion capital deduction effective from April 2019 and € 0.3 billion effective from October 2016 based on regular ECB review, € 0.8 billion capital deduction based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme effective from January 2018 onwards, € 0.3 billion negative amounts resulting from the calculation of expected loss amounts and € 15 million from Direct, indirect and synthetic holdings by an institution of own CET 1 instruments.